Long-Term Debt - Revolvers - Additional Information (Details)	9 Months Ended
	Sep. 30, 2018 USD ($) subsidiary credit_facility vessel	Nov. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 59,400,000
Line of credit facility, borrowing capacity, reduction in year two	134,700,000
Line of credit facility, borrowing capacity, reduction in year three	590,200,000
Line of credit facility, borrowing capacity, reduction in year four	409,900,000
Line of credit facility, borrowing capacity, reduction in year five	$ 85,800,000
Number of subsidiaries | subsidiary	2
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
First-priority Mortgages
Debt Instrument [Line Items]
Number of vessels | vessel	2
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 0.0
Line of credit facility, borrowing capacity, reduction in year two	22,400,000
Line of credit facility, borrowing capacity, reduction in year three	213,400,000
Line of credit facility, borrowing capacity, reduction in year four	24,400,000
Line of credit facility, borrowing capacity, reduction in year five	$ 105,400,000
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Line of credit facility, maximum borrowing capacity	$ 365,600,000		$ 443,700,000
Undrawn amount of revolving credit facilities	$ 170,600,000		$ 189,400,000
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	1.25%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	2.25%
Subsequent Event | Revolving Credit Facility Maturing 2018 | Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 190,000,000
Subsequent Event | Revolving Credit Facility Maturing 2020 | Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 225,000,000